Financial instruments - Loan liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Loans, excluding accrued interest	€ 435,865	€ 328,759
Fair value disclosed
Borrowings
Loans, excluding accrued interest	379,247	306,840
Germany 0.8 - 2%
Borrowings
Loans, excluding accrued interest	€ 243,583	€ 150,171
Germany 0.8 - 2% | Minimum
Borrowings
Nominal interest rate	0.80%	0.80%
Germany 0.8 - 2% | Maximum
Borrowings
Nominal interest rate	2.00%	2.00%
Germany 0.8 - 2% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 202,727	€ 137,278
Germany 4.8 - 5%
Borrowings
Loans, excluding accrued interest	€ 64,500	€ 64,500
Germany 4.8 - 5% | Minimum
Borrowings
Nominal interest rate	4.80%	4.80%
Germany 4.8 - 5% | Maximum
Borrowings
Nominal interest rate	5.00%	5.00%
Germany 4.8 - 5% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 64,088	€ 61,003
Germany 1.60%
Borrowings
Nominal interest rate	1.60%	1.60%
Loans, excluding accrued interest	€ 75,000	€ 75,000
Germany 1.60% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 67,631	€ 71,846
Germany 1.20%
Borrowings
Nominal interest rate	1.20%	1.20%
Loans, excluding accrued interest	€ 5,647	€ 6,722
Germany 1.20% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 5,010	€ 6,358
Germany 1.40%
Borrowings
Nominal interest rate	1.40%	1.40%
Loans, excluding accrued interest	€ 18,458	€ 20,367
Germany 1.40% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	15,814	19,099
Italy 1.3-4.5%
Borrowings
Loans, excluding accrued interest	€ 367	€ 757
Italy 1.3-4.5% | Minimum
Borrowings
Nominal interest rate	1.30%	1.30%
Italy 1.3-4.5% | Maximum
Borrowings
Nominal interest rate	4.50%	4.50%
Italy 1.3-4.5% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 340	€ 729
Italy 4.5%
Borrowings
Nominal interest rate	4.50%	4.50%
Loans, excluding accrued interest	€ 434	€ 500
Italy 4.5% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	421	489
France 0.00% - 0.55%
Borrowings
Loans, excluding accrued interest	€ 27,876	€ 10,742
France 0.00% - 0.55% | Minimum
Borrowings
Nominal interest rate	0.00%	0.00%
France 0.00% - 0.55% | Maximum
Borrowings
Nominal interest rate	0.55%	0.55%
France 0.00% - 0.55% | Fair value disclosed
Borrowings
Loans, excluding accrued interest	€ 23,216	€ 10,038